Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurements
£ in Millions, $ in Millions
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Private equity including strategic investments | Minimum | Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Private equity including strategic investments | Maximum | Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	5	5
– equity-linked notes | Minimum | Equity volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06	0.06
– equity-linked notes | Maximum | Equity volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.77	1.77	1.54
Structured Notes, Equity-Linked Two | Minimum | Equity correlation | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0	0.35
Structured Notes, Equity-Linked Two | Maximum | Equity correlation | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0	1
– FX-linked notes | Minimum | FX volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01	0.01
– FX-linked notes | Maximum | FX volatility | Model-Option model
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.38	0.38	0.18
Other Derivative Liabilities, Securitisation Swaps | Minimum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05	0.05
Other Derivative Liabilities, Securitisation Swaps | Maximum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.10	0.10
– long-dated swaptions | Minimum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.07	0.07	0.11
– long-dated swaptions | Maximum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.23	0.23	0.34
– FX options | Minimum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01	0.03
– FX options | Maximum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.32	0.32	0.31
– long-dated single stock options | Minimum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.07	0.07	0.07
– long-dated single stock options | Maximum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.33	1.33	0.87
– bonds | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– bonds | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
– repurchase agreements | Minimum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05	0.03
– repurchase agreements | Maximum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.08	0.08	0.08
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 8,600		£ 7,662
Financial liabilities	6,904		6,545
Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	868
Financial liabilities	843
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	309
Financial liabilities	336
Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,030
Financial liabilities	1,228
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	289
Financial liabilities	549
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0		0
Level 3 | CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,832		3,490
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,389
Level 3 | Structured Notes, Equity-Linked Two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities
Level 3 | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	29
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	414
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,956
Level 3 | Other Derivative Liabilities, Securitisation Swaps | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	94
Level 3 | – long-dated swaptions | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	56
Level 3 | – other | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	693
Level 3 | – other | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27
Level 3 | – other | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	705
Level 3 | – FX options | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	309
Level 3 | – long-dated single stock options | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	523
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	115		711
Level 3 | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities | $		$ 1
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	92
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 22
Private equity including strategic investments | Minimum | Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Private equity including strategic investments | Maximum | Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Net asset value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	5	5
Private equity including strategic investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 2,832		2,723
Asset-backed securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 331		£ 263
CLO/CDO | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0	0
CLO/CDO | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	96	96	94
CLO/CDO | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 63
– other ABSs | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– other ABSs | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	246	246	220
– other ABSs | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 268
Structured notes | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0		£ 0
– equity-linked notes | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Structured Notes, Equity-Linked Two | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets
– FX-linked notes | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
– other | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Other derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 2,496
– securitisation swaps | Minimum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05	0.05
– securitisation swaps | Maximum | Constant Prepayment rate | Model-Discounted cash flow | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10	0.10
– securitisation swaps | Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 120
Other Derivative Assets, Long-Dated Swaptions | Minimum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.07	0.07	0.11
Other Derivative Assets, Long-Dated Swaptions | Maximum | IR volatility | Model-Option model | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.23	0.23	0.34
Other Derivative Assets, Long-Dated Swaptions | Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 52
– other | Level 3 | Interest rate (‘IR’)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	696
– other | Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	31
– other | Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 661
– FX options | Minimum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01	0.03
– FX options | Maximum | FX volatility | Model-Option model | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.32	0.32	0.31
– FX options | Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 278
– long-dated single stock options | Minimum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.07	0.07	0.07
– long-dated single stock options | Maximum | Equity volatility | Model-Option model | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.33	1.33	0.87
– long-dated single stock options | Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 369
Other portfolios: | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 2,941
– bonds | Minimum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– bonds | Maximum | Bid quotes | Market proxy
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
– bonds | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets | $		$ 1,153
– repurchase agreements | Minimum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05	0.03
– repurchase agreements | Maximum | IR volatility | Model-Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.08	0.08	0.08
– repurchase agreements | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 629
– other | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 1,159